7. LONG-TERM NOTES	6 Months Ended
Jun. 30, 2012
Notes to Financial Statements
7. LONG-TERM NOTES

On June 30, 2012, the Company entered into an agreement to convert $529,666 in accounts payable owed to O'Keefe Drilling Company, Inc. into a long term note. No payments have been made on this long term note for the six months ended June 30, 2012, leaving a balance of $529,666, which accrues interest at 12% per annum. The note was signed on the last day of the quarter and, therefore, there is no accrued interest outstanding at June 30, 2012. The balance of unpaid principal and accrued interest is due in full on or before June 30, 2014.